Other Liabilities - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,355	$ 1,472
Warranty and campaign programs	995	919	$ 925
Marketing and sales incentive programs	1,324	1,279
Tax payables	654	696
Accrued expenses and deferred income	672	639
Accrued employee benefits	681	562
Lease liabilities	453	449
Legal reserves and other provisions	332	299
Contract reserve	389	319
Contract liabilities	1,381	1,236	1,368
Restructuring reserve	76	103	$ 71	$ 60
Other	1,100	866
Total	$ 9,412	$ 8,839